Provisions for employee benefits - Movement in profit and loss and in other comprehensive income (Details) - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Profit or loss
Interest expense, net	$ 319,540	$ 306,050
Service cost	38,368	59,052
Benefits plan costs recognized in profit or loss	357,908	365,102
Other comprehensive income
Recognized in other comprehensive income	(511,273)	(64,960)
Deferred tax	153,382	19,488
Other comprehensive income, net of taxes	(357,891)	(45,472)
Pension and bonds [Member]
Other comprehensive income
Recognized in other comprehensive income	$ (511,273)	(64,897)
Others [Member]
Other comprehensive income
Recognized in other comprehensive income		$ (63)